DISCONTINUED OPERATIONS - CASH FLOWS FOR BEAUTY BRANDS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred Income Tax Expense (Benefit)	$ (1,844)	$ (601)	$ (815)
Gain (Loss) on Disposition of Business	176	5,490	41
Income Taxes Paid	$ 2,830	3,714	3,730
Beauty Brands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and Amortization, Discontinued Operations		24	106
Deferred Income Tax Expense (Benefit)		(649)	0
Gain (Loss) on Disposition of Business		5,210	8
Goodwill and Intangible Asset Impairment		0	48
Increase (Decrease) in Accrued Taxes Payable		93	0
Income Taxes Paid		418	0
Capital Expenditure, Discontinued Operations		$ 38	$ 114